Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Millions	Common Stock Voting shares	Common Stock Non-voting shares	Common Stock Class A non-voting Shares	Common Stock Class B non-voting Shares	Common Stock	Treasury Stock [Member]	Additional paid-in capital	Retained earnings (deficit)	Accumulated other comprehensive (loss) income, net	Total
Balance at beginning of period at Dec. 31, 2012					$ 0.7	$ (40.3)	$ 125.1	$ (2.5)	$ 4.7	$ 87.7
Balance at beginning of period (in shares) at Dec. 31, 2012	65,634,788	551,445
Common stock issued under employee stock plans						(1.0)	0.7			(0.3)
Common stock issued under employee stock plans (in shares)	285,552
Share repurchases						(1.4)				(1.4)
Share repurchases (in shares)	(125,785)
Stock-based compensation							2.2			2.2
Excess tax benefit from stock-based compensation							0.1			0.1
Other comprehensive income (loss), net of tax									4.9	4.9
Net income								46.8		46.8
Balance at end of period at Dec. 31, 2013					0.7	(42.7)	128.1	44.3	9.6	140.0
Balance at end of period (in shares) at Dec. 31, 2013	65,794,555	551,445
Acquisition of Direct Edge Holdings LLC and recapitalization					0.3	42.7	301.5			344.5
Acquisition of Direct Edge Holdings LLC and recapitalization (in shares)	7,934,214	(551,445)	8,993,978	12,152,158
Common stock issued under employee stock plans						(1.0)	0.9			(0.1)
Common stock issued under employee stock plans (in shares)	537,538
Share repurchases						(0.9)				(0.9)
Share repurchases (in shares)	(76,408)
Stock-based compensation							1.9			1.9
Excess tax benefit from stock-based compensation							0.1			0.1
Distribution							(170.5)	(50.7)		(221.2)
Other comprehensive income (loss), net of tax									(9.3)	(9.3)
Net income								49.2		49.2
Balance at end of period at Dec. 31, 2014					1.0	(1.9)	262.0	42.8	0.3	304.2
Balance at end of period (in shares) at Dec. 31, 2014	74,189,899		8,993,978	12,152,158
Common stock issued under employee stock plans						(1.3)	1.7			0.4
Common stock issued under employee stock plans (in shares)	556,022
Share repurchases						(3.3)				(3.3)
Share repurchases (in shares)	(212,631)
Stock-based compensation							5.9			5.9
Excess tax benefit from stock-based compensation							1.0			1.0
Other comprehensive income (loss), net of tax									(10.5)	(10.5)
Net income								82.2		82.2
Balance at end of period at Dec. 31, 2015					$ 1.0	$ (6.5)	$ 270.6	$ 125.0	$ (10.2)	$ 379.9
Balance at end of period (in shares) at Dec. 31, 2015	74,533,290		8,993,978	12,152,158